787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

December 1, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock ETF Trust II

Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A

(File No. 333-236575 and File No. 811-23511)

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust II (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), and under the Investment Company Act of 1940, as amended, Amendment No. 1 to the Registration Statement (the “Amendment”).

The Amendment reflects changes made in response to comments provided to the undersigned by the staff of the Division of Investment Management of the Securities and Exchange Commission (the “Staff”) on March 19, 2020 regarding the Registrant’s initial Registration Statement filed on February 21, 2020, as well as the addition of another series of the Registrant, BlackRock Intermediate Muni Income Bond ETF, to the Registration Statement, along with certain other changes made to update certain other information in the Registration Statement. The Registrant is responding to the Staff’s comments by separate letter.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8925.

Sincerely,

/s/ Curtis A. Tate

Curtis A. Tate
cc:	Janey Ahn, Esq., BlackRock, Inc.

Dean Caruvana, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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